Mezzanine and Stockholders' Equity - Schedule of Total Number of Shares Outstanding and Authority to Issue (Parentheticals) (Details)	Sep. 30, 2025
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage of Series A Cumulative Convertible Preferred Stock	12.00%